Mineral Property Interests (Tables)	12 Months Ended
Jun. 30, 2022
Mineral Property Interests [Abstract]
Schedule of mineral property acquisition costs and deferred exploration and development costs
Cost	Silver Sand	Silverstrike	Carangas	RZY Project	Total
Balance, July 1, 2020	$65,300,994	$1,821,190	$-	$2,623,616	$69,745,800
Capitalized exploration expenditures
Reporting and assessment	482,355	4,119	-	-	486,474
Drilling and assaying	78,201	169,102	21,952	-	269,255
Project management and support	2,505,338	996,005	178,753	-	3,680,096
Camp service	225,016	113,666	49,569	-	388,251
Camp construction	53,199	-	-	-	53,199
Permitting	12,995	11,015	153	-	24,163
Foreign currency impact	587,402	48,207	4,823	247,752	888,184
Balance, June 30, 2021	$69,245,500	$3,163,304	$255,250	$2,871,368	$75,535,422
Capitalized exploration expenditures
Reporting and assessment	353,109	40	-	-	353,149
Drilling and assaying	4,990,082	1,625	3,752,094	-	8,743,801
Project management and support	1,917,060	45,773	1,020,422	-	2,983,255
Camp service	364,507	61,578	443,810	-	869,895
Geological surveys	-	25,508	-	-	25,508
Permit and license	14,529	7,554	7,812	-	29,895
Reclamation	-	-	-	-	-
Disposition	-	-	-	(3,071,240)	(3,071,240)
Foreign currency impact	(316,189)	(36,150)	(18,442)	199,872	(170,909)
Balance, June 30, 2022	$76,568,598	$3,269,232	$5,460,946	$-	$85,298,776